UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): February 5, 2025

Commission File Number of securitizer: 025-04308

Central Index Key Number of securitizer: 0001755608

Dominic A. Liberatore, 610-386-5672

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), De Lage Landen Financial Services, Inc., as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued by DLLMT 2021-1 LLC, DLLMT 2023-1 LLC, DLLMT 2024-1 LLC, DLLST 2022-1 LLC or DLLST 2024-1 LLC for the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 5, 2025

De Lage Landen Financial Services, Inc. (Securitizer)

By	/s/ Ernest Evans
	Name:	Ernest Evans
	Title:	President

By	/s/ Matthew Huber
	Name:	Matthew Huber
	Title:	Chief Financial Officer